Basis of presentation	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Basis of presentation

Note 3. Basis of presentation

The condensed consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Group’s annual financial statements for the year ended December 31, 2025, as filed in the 20-F on April 30, 2026.

The Group’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The significant accounting policies applied in the annual consolidated financial statements of the Group as of December 31, 2025, contained in the Group’s Annual Report have been applied consistently in these unaudited condensed consolidated financial statements.

It is management’s opinion that all adjustments necessary for a fair statement of the results for the interim periods have been made. These unaudited condensed consolidated financial statements include a description of the nature and amount of material adjustments other than normal recurring adjustments.

Acquisition of Miraex SA

On June 1, 2026, WISeKey, through its subsidiary SEALSQ Corp (“SEALSQ”), acquired 100% of the outstanding shares and voting rights of Miraex. The Group concluded that the acquired set did not meet the definition of a business under ASC 805 and accounted for the transaction as an asset acquisition under ASC 805-50. Miraex’ assets, liabilities and results of operations have been included in the Group’s condensed consolidated financial statements from June 1, 2026. See Note 7 for further information.

The acquisition supports WISeKey’s development of secure quantum communication solutions.

Acquisition of Wecan Group SA

On June 1, 2026, WISeKey, through its subsidiary SEALSQ, acquired a 55.5% controlling interest in Wecan. The acquisition was accounted for as a business combination in accordance with ASC 805, with SEALSQ identified as the accounting acquirer. Wecan’s assets, liabilities and results of operations have been included in the Group’s condensed consolidated financial statements from June 1, 2026. See Note 6 for further information.

The acquisition enhances WISeKey’s digital security and trusted data-exchange solutions for sensitive industries.

Additional paid-in capital

During preparation of the Group’s 2025 financial statements, management identified an error in the accounting for Swiss issuance stamp duties arising on share issuances by the Group’s consolidated subsidiary SEALSQ Corp. The error resulted in an understatement of consolidated liabilities and additional paid-in capital, and an overstatement of the loss and noncontrolling interest associated with SEALSQ share issuances. Management evaluated the error in accordance with ASC 250 and applicable SEC materiality guidance and concluded that the previously issued consolidated financial statements were not materially misstated. The Group revised the comparative information presented herein to correct the immaterial error.

The tables below show the effect of the adjustment of the prior period information on the Condensed Consolidated Statements of Comprehensive Income / (Loss), Condensed Consolidated Statements of Changes in Shareholders’ Equity and Condensed Consolidated Statements of Cash Flows. The related interest accrual in relation to the late payment in prior years was deemed immaterial and was not adjusted in retained earnings, instead, a total cumulated interest expense of USD 30,138 was recorded in the income statement in the six months ended June 30, 2025 (USD 4,884 arising in 2023, USD 14,563 in 2024 and USD 10,691 in the six months ended June 30, 2025).

Condensed Consolidated Statements of Comprehensive Income / (Loss)

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)

Non-operating expenses	(1,816)	(1,846)
Loss before income tax expense	(22,256)	(22,286)
Net loss	(22,257)	(22,287)

Less: Net loss attributable to noncontrolling interests	(17,807)	(17,835)
Net loss attributable to WISeKey International Holding Ltd	(4,450)	(4,452)

Comprehensive loss	(21,439)	(21,469)

Comprehensive loss attributable to noncontrolling interests	(17,742)	(17,770)
Comprehensive loss attributable to WISeKey International Holding Ltd	(3,697)	(3,699)

Condensed Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements ended June 30, 2025 (unaudited)					As adjusted in the financial statements ended June 30, 2026 (unaudited)
USD’000	Additional paid-in capital	Accumulated deficit	Total stockholders’ equity	Non-controlling interest	Total equity (deficit)	Additional paid-in capital	Accumulated deficit	Total stockholders’ equity	Non-controlling interest	Total equity (deficit)
As of December 31, 2024	316,431	(294,407)	25,048	62,076	87,124	317,050	(294,407)	25,667	61,457	87,124
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)	1,594	-	1,594	24,206	25,800	1,829	-	1,829	23,971	25,800
ATM	2,213	-	2,213	24,910	27,123	2,461	-	2,461	24,662	27,123
Investment in Wecan	156	-	156	1,792	1,948	174	-	174	1,774	1,948
Net loss	-	(4,450)	(4,450)	(17,807)	(22,257)	-	(4,452)	(4,452)	(17,835)	(22,287)
As of June 30, 2025	326,471	(298,857)	31,472	95,092	126,564	327,591	(298,859)	32,590	93,944	126,534

Condensed Consolidated Statements of Cash Flows

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)
Cash Flows from operating activities:
Net income / (loss)	(22,257)	(22,287)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	1,052	1,082